UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2013

1.802199.109

CFS-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 6/7/13, VRDN (a)(d)	$ 3,500	$ 3,500
California - 56.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.13% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	8,620	8,620
(La Terrazza Apts. Proj.) Series 2002 A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	13,880	13,880
(The Artech Bldg. Proj.) Series 2010 B, 0.13% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	3,200	3,200
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.13% 6/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	14,500	14,500
(Sharp HealthCare Proj.):
Series 2009 A, 0.14% 6/7/13, LOC Bank of America NA, VRDN (a)	22,300	22,300
Series 2009 C, 0.14% 6/7/13, LOC Citibank NA, VRDN (a)	1,850	1,850
Series 2009 D, 0.14% 6/7/13, LOC Citibank NA, VRDN (a)	21,100	21,100
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.13% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.14% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	2,250	2,250
Series EGL 07 0053, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Series II R 11901, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	1,300	1,300
Series Putters 3211, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,320	13,320
Series Putters 3293, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 3434, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,195	4,195
Series ROC II R 11453, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
Series 2008 C1, 0.1% 6/7/13, LOC Union Bank NA, VRDN (a)	4,400	4,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 14,288	$ 14,288
California Dept. of Wtr. Resources Participating VRDN Series ROC II R 11970-1, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	1,600	1,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.14% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	3,500	3,500
Series Putters 3019, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,785	9,785
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	8,400	8,400
Series 2005 B, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,800	2,800
(Univ. San Francisco Proj.) 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	17,430	17,430
Participating VRDN:
Series BBT 2014, 0.12% 6/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,680	6,680
Series EGL 07 0066, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series Floaters 08 38C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)	29,120	29,120
Series MS 3329, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	4,000	4,000
Series Putters 3960, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,330	7,330
Series Putters 3962, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,345	4,345
Series Putters 3969, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,665	6,665
Series ROC II R 11974, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
California Gen. Oblig.:
Series 2003 C1, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	10,450	10,450
Series 2003 C3, 0.12% 6/7/13, LOC Citibank NA, VRDN (a)	1,000	1,000
Series 2003 C4, 0.11% 6/7/13, LOC Citibank NA, VRDN (a)	35,960	35,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A10, 0.11% 6/7/13, LOC Citibank NA, VRDN (a)	$ 17,000	$ 17,000
Series 2004 A6, 0.1% 6/7/13, LOC Citibank NA, VRDN (a)	4,000	4,000
Series 2004 A9, 0.13% 6/7/13, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	50,000	50,000
Series 2004 B1, 0.05% 6/3/13, LOC Citibank NA, VRDN (a)	18,960	18,960
Series 2004 B2, 0.06% 6/3/13, LOC Citibank NA, VRDN (a)	11,020	11,020
Series 2004 B3, 0.06% 6/3/13, LOC Citibank NA, VRDN (a)	37,775	37,775
Series 2005 A1, 0.1% 6/7/13, LOC Royal Bank of Canada, VRDN (a)	3,550	3,550
Series 2005 A2-1, 0.11% 6/7/13, LOC Barclays Bank PLC, VRDN (a)	19,935	19,935
Series 2005 B1, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	40,650	40,650
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 H, 0.11% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	26,500	26,500
Series 2005 I, 0.11% 6/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	23,700	23,700
Series 2009 H, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
(Scripps Health Proj.):
Series 2008 C, 0.11% 6/7/13, LOC Union Bank NA, VRDN (a)	25,020	25,020
Series 2008 D, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	1,595	1,595
Series 2008 E, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	5,350	5,350
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	9,525	9,525
(St. Joseph Health Sys. Proj.):
Series 2011 A, 0.11% 6/7/13, LOC Union Bank NA, VRDN (a)	11,500	11,500
Series 2011 D, 0.12% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.1% 6/7/13, VRDN (a)	21,300	21,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series MS 3239, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	$ 22,800	$ 22,800
Series MS 3267, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	27,375	27,375
Series MS 3301, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	7,330	7,330
Series Putters 3630, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,665	4,665
Series Putters 4039, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series Putters 4726, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	6,500	6,500
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Series 2006 A, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,150	2,150
Series 2007 C, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,165	5,165
Series 2008 B, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,515	9,515
Series 2008 C:
0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,080	13,080
0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,450	4,450
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,305	3,305
Series 2001 U, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,050	13,050
Series 2005 A, 0.13% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	18,300	18,300
Series 2005 B, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	12,195	12,195
Series 2005 B1, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,795	2,795
Series 2005 F, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,250	2,250
Series 2005 H, 0.13% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,100	2,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multi-family Hsg. Prog.):
Series 2001 G, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 3,085	$ 3,085
Series III 2001 E, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	31,235	31,235
(Multifamily Hsg. Prog.):
Series 2001 G, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	16,600	16,600
Series 2002 C, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	14,760	14,760
Series 2002 E, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,465	5,465
Series 2005 B, 0.12% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,930	6,930
Series 2005 D, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	16,220	16,220
Series 2003 K, 0.11% 6/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,900	4,900
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.18% 6/7/13, LOC Bank of America NA, VRDN (a)(d)	8,295	8,295
(Pacific Gas and Elec. Co. Proj.) Series 2009 B, 0.05% 6/3/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	11,300	11,300
(The Contemporary Jewish Museum Proj.) Series 2006, 0.12% 6/3/13, LOC Bank of America NA, VRDN (a)	8,805	8,805
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.2% 6/7/13, LOC Comerica Bank, VRDN (a)(d)	3,030	3,030
(Recology, Inc. Proj.) Series 2010 A, 0.15% 6/7/13, LOC Bank of America NA, VRDN (a)	107,200	107,200
(Zero Waste Energy Dev. Co. LLC Proj.) Series 2012 A, 0.2% 6/7/13, LOC Comerica Bank, VRDN (a)(d)	6,475	6,475
Series 2011 A, 0.2% 6/7/13, LOC Comerica Bank, VRDN (a)(d)	2,810	2,810
Series 2012 A, 0.19% 6/7/13, LOC Union Bank NA, VRDN (a)(d)	2,535	2,535
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	21,090	21,090
Series MT 772, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	9,160	9,160
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.11% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 101,200	$ 101,200
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.28% 6/7/13, LOC Bank of America NA, VRDN (a)(d)	2,000	2,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.12% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.16% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.12% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	30,000	30,000
(Marlin Cove Apts. Proj.) Series V, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.12% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.15% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.14% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	16,345	16,345
(Sunrise Fresno Proj.) Series B, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.13% 6/7/13, LOC California Teachers Retirement Sys., VRDN (a)(d)	5,875	5,875
(The Belmont Proj.) Series 2005 F, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	9,390	9,390
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	11,100	11,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Valley Palms Apts. Proj.) Series 2002 C, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 10,200	$ 10,200
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	11,300	11,300
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.14% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
Series O, 0.14% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	13,150	13,150
(Vizcaya Apts. Proj.) Series B, 0.11% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	20,290	20,286
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.12% 6/3/13, LOC Bank of America NA, VRDN (a)	4,465	4,465
(Oakmont Stockton Proj.) Series 1997 C, 0.14% 6/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	5,960	5,960
Participating VRDN Series ROC II R 14001, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	195	195
(Rix Industries Proj.) Series 1996 I, 0.18% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	720	720
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.14% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	8,220	8,220
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.11% 6/7/13, LOC Union Bank NA, VRDN (a)	21,830	21,830
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)(d)	10,000	10,000
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MT 749, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	8,995	8,995
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Putters 3772 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250	11,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series MS 3250, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	$ 7,500	$ 7,500
Series Putters 3759 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,035	6,035
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,585	1,585
El Camino Cmnty. College District Participating VRDN Series MT 722, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	9,490	9,490
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,000	5,000
Series MS 3288, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,000	7,000
Series ROC II R 14026, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.14% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	3,200	3,200
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	14,375	14,375
Grossmont Union High School District Participating VRDN:
Series Putters 3797Z, 0.15% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,270	3,270
Series ROC RR II R 11929, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2005 21A, 0.07% 6/3/13, LOC California Teachers Retirement Sys., LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,380	6,380
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.14% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	34,300	34,300
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	17,400	17,400
Series MT 752, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	9,575	9,575
Series Putters 2864, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,780	5,780
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series Putters 3609 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,995	$ 4,995
Series Putters 3770 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,270	3,270
Series Putters 3776 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,425	7,425
Series Putters 4004 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,885	5,885
Series ROC II R 11728, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	10,960	10,960
Series ROC II R 11773, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,630	5,630
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	55,500	55,500
(Promenade Towers Proj.) Series 2000, 0.12% 6/7/13, LOC Freddie Mac, VRDN (a)	2,760	2,760
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.17% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	51,000	51,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3838, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500	7,500
Series Putters 3839, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series Putters 3847, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Putters 4079Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,925	7,925
Series ROC II R 11842, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,750	6,750
Series WF 10 44C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,440	7,440
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 2013 A1, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	28,100	28,100
Series MS 3289, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,335	7,335
Series Putters 3327, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,745	3,745
Series Putters 3718 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,460	13,460
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN: - continued
Series Solar 06 48, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	$ 15,265	$ 15,265
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495	7,495
Series Putters 3750 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,125	8,125
Series ROC II R 0006, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	18,150	18,150
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.14% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	67,700	67,700
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.08% 6/3/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	60,600	60,600
Los Angeles Wastewtr. Sys. Participating VRDN Series BC 13 11, 0.12% 6/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,750	3,750
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 2012, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,230	6,230
Series Putters 3371, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,495	22,495
Series Putters 3751, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,935	4,935
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	16,800	16,800
Series BA 08 1087, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	17,500	17,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series EGL 07 0044, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	$ 16,430	$ 16,430
Series EGL 07 71, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	43,000	43,000
Series Putters 3289, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,225	2,225
Series Putters 3653 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 3752 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,570	3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.16% 6/7/13, LOC Bank of America NA, VRDN (a)	9,615	9,615
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	24,700	24,700
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.14% 6/7/13, LOC Bank of America NA, VRDN (a)	9,820	9,820
Ohlone Cmnty. College District Participating VRDN:
Series Putters 3782 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,250	12,250
Series WF 12 74C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,680	7,680
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.11% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	15,400	15,400
(Riverbend Apts. Proj.) Series 1999 B, 0.11% 6/7/13, LOC Freddie Mac, VRDN (a)	4,200	4,200
(Wood Canyon Villas Proj.) Series 2001 E, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100	4,100
Series 2003 A, 0.12% 6/7/13, LOC Citibank NA, VRDN (a)	37,700	37,700
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	10,355	10,355
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 13,750	$ 13,750
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 44, 0.11% 6/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	12,500	12,500
Richmond Wastewtr. Rev. Series 2008 A, 0.14% 6/7/13, LOC Union Bank NA, VRDN (a)	25,260	25,260
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.11% 6/7/13, LOC Union Bank NA, VRDN (a)	31,300	31,300
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.15% 6/7/13, LOC Bank of America NA, VRDN (a)	44,440	44,440
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.24% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,680	1,680
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.13% 6/7/13, LOC Bank of America NA, VRDN (a)	14,000	14,000
Riverside Elec. Rev. Series 2008 A, 0.1% 6/7/13, LOC Bank of America NA, VRDN (a)	8,000	8,000
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.19% 6/7/13, LOC PNC Bank NA, VRDN (a)(d)	1,910	1,910
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.15% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	4,385	4,385
(Deer Park Apts. Proj.) Issue A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	15,550	15,550
(Sun Valley Proj.) Series 2001 F, 0.15% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	3,645	3,645
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.11% 6/3/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	4,000	4,000
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	4,900	4,900
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	8,475	8,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 2,000	$ 2,000
Series RBC O 8, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,380	7,380
Series Putters 3736Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.19% 6/7/13, LOC Citibank NA, VRDN (a)(d)	6,300	6,300
(Stratton Apts. Proj.) Series 2000 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	19,825	19,825
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series MS 3229X, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
Series Putters 3504, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000	7,000
San Diego Unified School District Participating VRDN:
Series MS 3330, 0.13% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	5,940	5,940
Series WF 11 97C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	19,450	19,450
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,000	12,000
Series ROC II R 12318, 0.14% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A2, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	24,500	24,500
Series 2010 A3, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	28,000	28,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Series 36C, 0.11% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 15,770	$ 15,770
San Francisco City & County Gen. Oblig. Participating VRDN:
Series BA 08 3318, 0.22% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	2,000	2,000
Series MT 764, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	6,700	6,700
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.15% 6/7/13, LOC Citibank NA, VRDN (a)(d)	6,435	6,435
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.13% 6/7/13, LOC Bank of America NA, VRDN (a)	18,735	18,735
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.14% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	3,000	3,000
San Jose Fing. Auth. Lease Rev. Participating VRDN Series BC 13 12, 1.2% 6/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,300	8,300
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.11% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.2% 6/7/13, LOC Citibank NA, VRDN (a)(d)	6,580	6,580
(El Paseo Apts. Proj.) Series 2002 B, 0.2% 6/7/13, LOC Citibank NA, VRDN (a)(d)	4,545	4,545
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	8,775	8,775
(Las Ventanas Apts. Proj.) Series 2008 B, 0.12% 6/7/13, LOC Freddie Mac, VRDN (a)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.15% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.13% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	10,860	10,860
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series MT 778, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (a)(e)	10,280	10,280
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.11% 6/7/13, LOC Bank of America NA, VRDN (a)	60,240	60,240
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.24% 6/7/13, LOC Union Bank NA, VRDN (a)(d)	11,145	11,145
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	$ 4,850	$ 4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)(d)	17,925	17,925
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.11% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,300	3,300
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,710	12,710
Univ. of California Revs. Participating VRDN:
Series BC 12 UX, 0.12% 6/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	17,500	17,500
Series MS 3318, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	9,745	9,745
Series Putters 3365, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,885	4,885
Series Putters 3367, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500	1,500
Series Putters 3368, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,000	15,000
Series Putters 3754 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,250	4,250
Series Putters 3961, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series Putters 4311Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series ROC II R 11886X, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,845	6,845
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.12% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	30,140	30,140
Whittier Health Facilities Rev. Series 2009 A, 0.11% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,725	8,725
		3,381,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.15% 6/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	$ 12,500	$ 12,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.3% 6/7/13, VRDN (a)	4,630	4,630
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.17% 6/7/13, VRDN (a)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.18% 6/7/13, VRDN (a)(d)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.13% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	5,000	5,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.33% 6/7/13, VRDN (a)	1,650	1,650
0.33% 6/7/13, VRDN (a)	1,000	1,000
		2,650
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.35% 6/7/13, LOC Landesbank Baden-Wuert, VRDN (a)(d)	1,600	1,600
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.18% 6/7/13, LOC Bank of America NA, VRDN (a)(d)	2,800	2,800
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.29% 6/7/13, VRDN (a)	900	900
Series 2012 A, 0.31% 6/7/13, VRDN (a)(d)	3,300	3,300
		4,200
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.23% 6/7/13, LOC KeyBank NA, VRDN (a)	595	595
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - 0.2%
Foothill-De Anza Cmnty. College District Participating VRDN Series BC 12 11UX, 0.12% 6/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	$ 8,920	$ 8,920
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.3% 6/7/13, VRDN (a)	1,200	1,200
Series B, 0.22% 6/7/13, VRDN (a)	1,200	1,200
		2,400
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33% 6/7/13, LOC KBC Bank NV, VRDN (a)	1,600	1,600
Puerto Rico - 0.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.12% 6/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	6,900	6,900
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.13% 6/3/13, VRDN (a)	3,100	3,100
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,800	2,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.39% 6/7/13, VRDN (a)(d)	3,450	3,450
North Texas Tollway Auth. Rev. Series 2011 A, 0.13% 6/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	1,300	1,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.14% 6/7/13 (Total SA Guaranteed), VRDN (a)	5,000	5,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.15% 6/7/13, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	5,150	5,150
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	10,200	10,200
		27,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.15% 6/7/13, LOC Freddie Mac, VRDN (a)(d)	$ 4,000	$ 4,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.16% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,200	6,200
		10,200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,507,180)		3,507,180
Other Municipal Debt - 30.0%

California - 29.3%
Acalanes Union High School District Bonds Series WF11 85Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	11,310	11,310
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.17% 7/12/13, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	10,315	10,315
California Cmnty. College Fin. Auth. Trans. TRAN:
Series 2012 A, 2% 6/28/13	9,900	9,912
Series 2013 E:
2% 12/31/13	33,900	34,252
2% 12/31/13	26,300	26,567
2% 12/31/13	16,015	16,174
2% 1/31/14	1,500	1,516
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	6,710	7,004
Series 2010 M, 5% 5/1/14	1,500	1,566
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	23,940	24,039
California Ed. Notes Prog. TRAN:
Series 2012 A, 2% 6/28/13	10,120	10,133
Series 2013 C, 2% 1/31/14	11,345	11,478
California Edl. Facilities Auth. Rev. Bonds:
(Stanford Univ. Proj.):
Series S4, 0.2% tender 8/22/13, CP mode	50,000	50,000
Series T4, 5% 3/15/14	1,470	1,525
Series WF 10 54C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,130	7,130
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. Bonds: - continued
Series WF11 59 C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	$ 4,735	$ 4,735
California Gen. Oblig.:
Bonds:
3% 9/1/13	34,650	34,893
3% 2/1/14	16,390	16,695
3% 2/1/14	23,650	24,090
4% 9/1/13	26,600	26,848
4% 9/1/13	13,400	13,525
4% 10/1/13	16,300	16,506
4% 10/1/13	1,560	1,580
5% 2/1/14	9,655	9,963
5% 3/1/14	2,525	2,615
5% 6/1/14	2,500	2,619
RAN Series A2, 2.5% 6/20/13	55,120	55,180
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.2%, tender 12/27/13 (a)	20,400	20,400
Series 2011, 3% 8/15/13	1,400	1,408
California Pub. Works Board Lease Rev. Bonds (Univ. Proj.) Series 2012 D, 3% 10/1/13	7,700	7,771
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 6/3/13	6,500	6,501
Series 2012 M, 2% 6/3/13	3,470	3,470
Series 2012 N, 2% 6/3/13	9,875	9,876
Series 2013 Z, 2% 10/1/13	36,800	37,021
Series 2013:
2% 10/1/13	8,400	8,451
2% 10/1/13	17,000	17,103
California State Univ. Rev. Series 2001 A, 0.16% 8/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,457	3,457
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,320	1,322
5% 6/15/13	106,695	106,891
Capistrano Unified School District No. 1 Bonds 3% 8/1/13	4,470	4,491
Corona-Norco Unified School District TRAN 2% 12/31/13	3,600	3,637
Cupertino California Union School District Bonds Series 2012 A, 2% 8/1/13	7,205	7,226
Desert Sands Unified School District TRAN 1.5% 1/31/14	17,000	17,141
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District TRAN 2.75% 10/1/13	$ 42,500	$ 42,858
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	9,215	9,215
Fremont Unified School District, Alameda County Bonds 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	25,500	25,500
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	17,940	17,940
Fresno County Gen. Oblig. TRAN 2% 6/28/13	53,200	53,270
Long Beach Gas & Util. Rev. Series 2013 A, 0.18% 8/14/13, LOC Bank of New York, New York, CP	1,000	1,000
Long Beach Unified School District Bonds Series 2013, 1% 8/1/13	4,370	4,376
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	19,520	19,520
Los Angeles County Gen. Oblig. Series 2010 C, 0.18% 7/17/13, LOC Wells Fargo Bank NA, CP	25,500	25,500
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 B1:
2% 10/1/13	6,000	6,035
2% 11/29/13	17,600	17,748
2% 11/29/13	7,000	7,056
Series 2013 C1:
2% 11/29/13	4,000	4,035
2% 12/31/13	8,000	8,081
2% 12/31/13	10,000	10,095
2% 1/31/14	28,800	29,113
2% 1/31/14	14,800	14,953
Series 2013 D, 1.5% 1/31/14	5,000	5,042
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013, 0.16% 8/6/13 (Liquidity Facility Wells Fargo Bank NA), CP	18,000	18,000
0.17% 8/8/13 (Liquidity Facility Wells Fargo Bank NA), CP	15,000	15,000
0.18% 8/8/13 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
0.18% 8/8/13 (Liquidity Facility Wells Fargo Bank NA), CP	46,300	46,300
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds:
Series 2003 B, 5% 7/1/13	5,600	5,622
Series WF 10 43C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	24,955	24,955
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. Bonds Series 2005 A, 5% 9/1/13	$ 1,190	$ 1,204
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1, 0.17% 6/10/13, LOC Wells Fargo Bank NA, CP	10,000	10,000
Los Angeles Solid Waste Resources Rev. Bonds:
Series 2013 A, 4% 2/1/14	5,100	5,230
Series 2013 B, 2% 2/1/14	10,300	10,424
Los Angeles Unified School District Bonds:
Series 2004 I, 5% 7/1/13	3,250	3,263
Series 2010 A, 4% 7/1/13	2,000	2,006
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series 2005 A, 5% 6/1/13	2,000	2,000
Series 2013 A2, 0.19% 6/20/13, LOC Sumitomo Mitsui Banking Corp., CP	8,000	8,000
Marin Cmnty. College District Gen. Oblig. Bonds Series WF 12 101C, 0.27%, tender 6/6/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	13,030	13,030
Mendocino County California TRAN 2% 6/28/13	8,500	8,511
Panama-Buena Vista Union School District TRAN Series 2013, 1% 10/1/13	7,800	7,819
Port of Oakland Port Rev. Series 2010 A, 0.18% 6/5/13, LOC Wells Fargo Bank NA, CP	43,065	43,065
Poway Unified School District Bonds Series WF 11 91 Z, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	15,125	15,125
Redwood City School District. TRAN 3% 11/29/13	12,275	12,446
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	23,040	23,040
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	30,000	30,040
Riverside County Trans. Commission Sales Tax Rev. Series 2013 A, 0.19% 6/27/13, LOC Union Bank NA, CP	10,000	10,000
Sacramento Gen. Oblig. TRAN 2% 6/28/13	18,290	18,314
Sacramento Muni. Util. District Elec. Rev. Series 2011 L, 0.17% 8/5/13, LOC Barclays Bank PLC NY Branch, CP	8,000	8,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	53,200	53,270
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	13,295	13,295
San Diego Cmnty. College District Bonds Series WF11 87C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	9,980	9,980
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Reg'l. Trans. Commission Sales Tax Rev.:
Bonds Series WF 12 43C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	$ 12,475	$ 12,475
Series 2005 B:
0.19% 6/28/13, LOC Union Bank NA, CP	286	286
0.19% 7/30/13, LOC Union Bank NA, CP	28,205	28,205
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	11,965	11,965
San Diego Gen. Oblig. TRAN 2.5% 6/28/13	21,200	21,237
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Bonds Series 2012 A, 2% 7/1/13	1,000	1,001
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A3, 0.16% 7/9/13, LOC Royal Bank of Canada, CP (d)	17,600	17,600
Series A3, 0.16% 7/12/13, LOC Royal Bank of Canada, CP (d)	2,100	2,100
San Francisco City & County Ctfs. of Prtn. Bonds Series 2013 A, 4% 9/1/13	6,735	6,799
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	20,110	20,110
San Francisco County Trans. Auth. Series 2004 A, 0.17% 8/7/13, LOC Wells Fargo Bank NA, CP	13,000	13,000
San Jose Int'l. Arpt. Rev. Series 2013 B3, 0.18% 6/11/13, LOC Wells Fargo Bank NA, CP (d)	13,937	13,937
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	8,350	8,350
San Mateo Unified School District Bonds Series WF 11 75Z, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	14,390	14,390
Santa Barbara County Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	19,600	19,626
Santa Barbara County Schools Fing. Auth. TRAN 2% 6/28/13	8,500	8,511
Santa Cruz County TRAN 2% 7/2/13	30,725	30,772
Sequoia Union High School District:
Bonds Series 2012, 2% 7/1/13	2,340	2,343
TRAN 2% 7/2/13	12,500	12,519
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Bonds Series 2010 A, 5% 7/1/13	2,850	2,861
Tulare County Gen. Oblig. TRAN 2% 7/25/13	53,000	53,138
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Turlock Irrigation District Series 2013 A, 0.17% 6/10/13, LOC Bank of America NA, CP	$ 5,300	$ 5,300
Walnut Energy Ctr. Auth. Series 2013 B, 0.17% 9/12/13, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
		1,750,337
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.25% tender 6/24/13, CP mode	2,200	2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 6/11/13, CP mode (d)	8,100	8,100
		10,300
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 6/25/13, CP mode	6,000	6,000
0.4% tender 6/25/13, CP mode	1,000	1,000
Series 1993 B, 0.45% tender 7/12/13, CP mode	4,000	4,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 6/14/13, CP mode	7,800	7,800
		18,800
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.4% tender 6/11/13, CP mode (d)	5,500	5,500
Series 1992 A, 0.45% tender 6/25/13, CP mode (d)	3,300	3,300
		8,800
Texas - 0.1%
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	4,980	4,980
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 6/14/13, CP mode (d)	700	697
TOTAL OTHER MUNICIPAL DEBT (Cost $1,793,914)		1,793,914
Investment Company - 10.9%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.14% (b)(c) (Cost $648,998)	648,998,000	$ 648,998
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $5,950,092)		5,950,092
NET OTHER ASSETS (LIABILITIES) - 0.5%		30,533
NET ASSETS - 100%		$ 5,980,625
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $277,360,000 or 4.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 1/29/13	$ 11,310
Security	Acquisition Date	Cost (000s)
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 10,315
California Edl. Facilities Auth. Rev. Bonds Series WF 10 54C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 7,130
California Edl. Facilities Auth. Rev. Bonds Series WF11 59 C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	5/19/11	$ 4,735
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	12/12/12	$ 4,980
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	10/2/12 - 10/5/12	$ 9,215
Security	Acquisition Date	Cost (000s)
Fremont Unified School District, Alameda County Bonds 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 25,500
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 17,940
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 19,520
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	11/24/10 - 9/1/11	$ 24,955
Marin Cmnty. College District Gen. Oblig. Bonds Series WF 12 101C, 0.27%, tender 6/6/13 (Liquidity Facility Wells Fargo Bank NA)	12/6/12	$ 13,030
Security	Acquisition Date	Cost (000s)
Poway Unified School District Bonds Series WF 11 91 Z, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11 - 1/29/13	$ 15,125
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 1/29/13	$ 23,040
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	9/12/12	$ 13,295
San Diego Cmnty. College District Bonds Series WF11 87C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$ 9,980
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Bonds Series WF 12 43C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	6/14/12	$ 12,475
Security	Acquisition Date	Cost (000s)
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 11,965
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/16/10 - 2/3/12	$ 20,110
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	5/26/11	$ 8,350
San Mateo Unified School District Bonds Series WF 11 75Z, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 3/11/13	$ 14,390
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 187
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2013, the cost of investment securities for income tax purposes was $5,950,092,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

May 31, 2013

1.802200.109

SCM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.1%
	Principal Amount (000s)	Value (000s)
Arkansas - 0.5%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.18% 6/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 4,840	$ 4,840
California - 55.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.14% 6/7/13, LOC Bank of America NA, VRDN (a)	7,225	7,225
Series 2009 C, 0.14% 6/7/13, LOC Citibank NA, VRDN (a)	3,200	3,200
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (a)	7,425	7,425
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	3,465	3,465
Series Putters 3293, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3434, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,300	8,300
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Series ROC II R 11970-1, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3019, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,885	4,885
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	16,090	16,090
Participating VRDN:
Series EGL 07 0066, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	11,050	11,050
Series Floaters 08 38C, 0.13% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,100	5,100
Series ROC II R 11974, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	1,500	1,500
California Gen. Oblig.:
Series 2003 C3, 0.12% 6/7/13, LOC Citibank NA, VRDN (a)	8,000	8,000
Series 2004 B4, 0.1% 6/7/13, LOC Citibank NA, VRDN (a)	19,100	19,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 B5, 0.11% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 9,150	$ 9,150
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.11% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,200	12,200
(Scripps Health Proj.) Series 2008 D, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	4,230	4,230
Participating VRDN:
Series MS 3239, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,200	2,200
Series MS 3267, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (a)(d)	5,000	5,000
Series ROC II R 14024, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.15% 6/7/13, LOC Bank of America NA, VRDN (a)	23,500	23,500
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)	4,203	4,203
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.11% 6/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	35,600	35,600
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	6,300	6,300
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.11% 6/7/13, LOC Union Bank NA, VRDN (a)	12,005	12,005
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.19% 6/7/13, LOC Bank of America NA, VRDN (a)	2,600	2,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	6,090	6,090
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3282, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,500	2,500
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.07% 6/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,000	5,000
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.1% 6/7/13, LOC Fannie Mae, VRDN (a)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B2, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	$ 5,600	$ 5,600
Series 2008 B, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	1,100	1,100
Long Beach Cmnty. College Participating VRDN Series RBC O 55, 0.12% 6/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,000	3,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3237, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,790	7,790
Series Putters 2864, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,785	3,785
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.12% 6/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	20,520	20,520
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 2013 A1, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	4,900	4,900
Series MT 753, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)	7,035	7,035
Series MT 771, 0.12% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)	3,685	3,685
Series Putters 3837Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,875	6,875
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Series ROC II R 0006, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	3,100	3,100
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.08% 6/3/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,800	2,800
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	16,150	16,150
Series Putters 3289, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.16% 6/7/13, LOC Bank of America NA, VRDN (a)	23,825	23,825
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)	9,860	9,860
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.12% 6/7/13, LOC Citibank NA, VRDN (a)	$ 2,000	$ 2,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.14% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.11% 6/7/13, LOC Union Bank NA, VRDN (a)	47,595	47,595
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.15% 6/7/13, LOC Bank of America NA, VRDN (a)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.13% 6/7/13, LOC Bank of America NA, VRDN (a)	14,100	14,100
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.13% 6/7/13, LOC Fannie Mae, VRDN (a)	4,050	4,050
San Diego Cmnty. College District Participating VRDN Series MS 3261, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,065	3,065
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,825	2,825
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,660	4,660
Series ROC II R 12318, 0.14% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	5,265	5,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.11% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.22% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.13% 6/7/13, LOC Bank of America NA, VRDN (a)	4,680	4,680
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.13% 6/7/13, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.12% 6/7/13, LOC Freddie Mac, VRDN (a)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.11% 6/7/13, LOC Bank of America NA, VRDN (a)	$ 27,515	$ 27,515
Santa Monica-Malibu Unified School District Participating VRDN Series ROC II R 14048, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.11% 6/7/13, LOC Barclays Bank PLC, VRDN (a)	22,620	22,620
Univ. of California Revs. Participating VRDN:
Series MT 738, 0.09% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)	1,000	1,000
Series Putters 3368, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,275	2,275
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.12% 6/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900	5,900
		558,338
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.33% 6/7/13, VRDN (a)	2,200	2,200
0.33% 6/7/13, VRDN (a)	2,500	2,500
		4,700
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.29% 6/7/13, VRDN (a)	200	200
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.23% 6/7/13, LOC KeyBank NA, VRDN (a)	1,900	1,900
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.3% 6/7/13, VRDN (a)	4,900	4,900
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33% 6/7/13, LOC KBC Bank NV, VRDN (a)	300	300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.12% 6/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	$ 6,200	$ 6,200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $581,378)		581,378
Other Municipal Debt - 31.6%

California - 31.0%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.17% 7/12/13, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
California Cmnty. College Fin. Auth. Trans. TRAN:
Series 2012 A, 2% 6/28/13	2,100	2,103
Series 2013 E:
2% 12/31/13	6,100	6,163
2% 12/31/13	4,700	4,748
2% 12/31/13	2,900	2,929
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	1,785	1,863
Series 2010 M, 5% 5/1/14	2,100	2,192
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	7,555	7,586
California Ed. Notes Prog. TRAN Series 2013 C, 2% 1/31/14	2,000	2,023
California Gen. Oblig.:
Bonds:
3% 9/1/13	6,000	6,041
3% 2/1/14	7,000	7,130
4% 9/1/13	935	944
4% 9/1/13	5,400	5,450
4% 9/1/13	2,705	2,730
4% 10/1/13	2,800	2,835
4% 4/1/14	1,500	1,546
5% 4/1/14	1,000	1,040
RAN Series A2, 2.5% 6/20/13	14,050	14,065
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.2%, tender 12/27/13 (a)	4,600	4,600
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 Z, 2% 10/1/13	5,700	5,734
Series 2013:
2% 10/1/13	1,505	1,514
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California School Cash Reserve Prog. Auth. TRAN: - continued
Series 2013:
2% 10/1/13	$ 3,100	$ 3,119
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,001
5% 6/15/13	20,120	20,157
Campbell Union High School District Bonds Series WF 10 52C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,270	10,270
Contra Costa Wtr. District Wtr. Rev. Bonds Series 2011 P, 2% 10/1/13	1,000	1,006
Desert Sands Unified School District TRAN 1.5% 1/31/14	3,000	3,025
Elk Grove Unified School District TRAN 2.75% 10/1/13	7,500	7,563
Fremont Unified School District, Alameda County Bonds 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,800	4,800
Fresno County Gen. Oblig. TRAN 2% 6/28/13	11,900	11,916
Long Beach Cmnty. College Bonds Series 2012 B, 2% 8/1/13	4,420	4,433
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	11,200	11,200
Los Angeles County Gen. Oblig. Series 2010 C, 0.18% 7/17/13, LOC Wells Fargo Bank NA, CP	4,500	4,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Bonds Series 2008 A, 5% 7/1/13	1,400	1,406
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 B1, 2% 11/29/13	3,400	3,429
Series 2013 C1:
2% 1/31/14	5,200	5,257
2% 1/31/14	2,700	2,728
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds Series 2011 A, 4% 7/1/13	1,900	1,906
Series 2013, 0.16% 8/6/13 (Liquidity Facility Wells Fargo Bank NA), CP	9,000	9,000
0.18% 8/8/13 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Solid Waste Resources Rev. Bonds:
Series 2013 A, 4% 2/1/14	900	923
Series 2013 B, 2% 2/1/14	1,880	1,903
Los Angeles Unified School District Bonds Series Putters 4290, 0.17%, tender 8/14/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	7,000	7,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series 2009 A, 5% 6/1/13	$ 1,000	$ 1,000
Series 2013 B1, 0.17% 7/10/13, LOC Bank of New York, New York, CP	5,000	5,000
Marin Cmnty. College District Gen. Oblig. Bonds Series WF 12 101C, 0.27%, tender 6/6/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,500	2,500
Port of Oakland Port Rev. Series 2010 A, 0.18% 6/5/13, LOC Wells Fargo Bank NA, CP	11,100	11,100
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	20,000	20,027
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	11,900	11,916
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,700	2,700
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.19% 7/30/13, LOC Union Bank NA, CP	5,450	5,450
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	4,290	4,290
San Diego Gen. Oblig. TRAN 2.5% 6/28/13	3,800	3,807
San Francisco County Trans. Auth. Series 2004 A, 0.17% 8/7/13, LOC Wells Fargo Bank NA, CP	2,285	2,285
San Jose Int'l. Arpt. Rev. Series 2013 A3B, 0.17% 6/11/13, LOC Wells Fargo Bank NA, CP	5,000	5,000
Santa Barbara County Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	4,400	4,404
Santa Cruz County TRAN 2% 7/2/13	6,900	6,910
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Bonds (Southern Transmission Proj.) Series 2011 A, 4% 7/1/13	1,860	1,866
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	2,960	2,960
		309,993
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.25% tender 6/24/13, CP mode	700	700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 6/25/13, CP mode	$ 2,700	$ 2,700
Series 1993 B, 0.45% tender 7/12/13, CP mode	2,300	2,300
		5,000
TOTAL OTHER MUNICIPAL DEBT (Cost $315,693)		315,693
Investment Company - 10.0%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.12% (b)(c) (Cost $100,237)	100,237,000	100,237
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $997,308)		997,308
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,108
NET ASSETS - 100%		$ 1,000,416
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,720,000 or 4.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Campbell Union High School District Bonds Series WF 10 52C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 10,270
Fremont Unified School District, Alameda County Bonds 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 4,800
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 11,200
Los Angeles Unified School District Bonds Series Putters 4290, 0.17%, tender 6/6/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 7,000
Marin Cmnty. College District Gen. Oblig. Bonds Series WF 12 101C, 0.27%, tender 6/6/13 (Liquidity Facility Wells Fargo Bank NA)	12/6/12	$ 2,500
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	9/12/12	$ 2,700
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	5/24/12	$ 4,290
Security	Acquisition Date	Cost (000s)
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	8/15/11 - 5/17/12	$ 2,960
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 25
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2013, the cost of investment securities for income tax purposes was $997,308,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013